Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortizable intangible assets (in thousands)

	December 31, 2017		December 31, 2016		September 30, 2016
	Gross	Accumulated	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
In-place leases (useful life 7-8 years)	$7,515	4,206	2,788	1,300	2,788	1,175
Above Market leases (useful life 5 years)	48	27	48	24	48	23
	$7,563	4,233	2,836	1,324	2,836	1,198

Amortizable intangible liabilities (in thousands)

	December 31, 2017		December 31, 2016		September 30, 2016
	Gross	Accumulated	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization	Amount	Amortization
Amortizable intangible liabilities:
Below Market leases (useful life 4-5 years)	$220	220	220	211	220	206
	$220	220	220	211	220	206